T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
August 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 0.5%
522 Funding
Series 2019-5A, Class AR, CLO, FRN
3M TSFR + 1.33%, 3.658%, 4/15/35 (1) 410,000 400
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 4.178%, 4/15/35 (1) 250,000 237
AGL
Series 2021-14A, Class A, CLO, FRN
3M USD LIBOR + 1.15%, 3.882%, 12/2/34 (1) 610,000 595
AGL
Series 2022-17A, Class A, CLO, FRN
3M TSFR + 1.33%, 3.803%, 1/21/35 (1) 310,000 303
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  225,000 212
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  160,000 149
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 135,000 123
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49 (1) 683,100 656
Ares LIX
Series 2021-59A, Class A, CLO, FRN
3M USD LIBOR + 1.03%, 3.813%, 4/25/34 (1) 250,000 244
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 4.012%, 4/15/29 (1) 250,000 243
Benefit Street Partners XX
Series 2020-20A, Class AR, CLO, FRN
3M USD LIBOR + 1.17%, 3.682%, 7/15/34 (1) 250,000 244
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M TSFR + 1.32%, 3.648%, 4/15/35 (1) 410,000 400
CarMax Auto Owner Trust
Series 2020-1, Class D
2.64%, 7/15/26  500,000 483
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  140,000 129
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  200,000 186
T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CIFC Funding
Series 2020-1A, Class A1R, CLO, FRN
3M USD LIBOR + 1.15%, 3.662%, 7/15/36 (1) 280,000 273
CIFC Funding
Series 2020-3A, Class A1R, CLO, FRN
3M USD LIBOR + 1.13%, 3.84%, 10/20/34 (1) 280,000 274
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M USD LIBOR + 1.14%, 3.652%, 7/15/36 (1) 260,000 254
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 127,400 115
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 211,775 182
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M USD LIBOR + 1.10%, 3.84%, 7/17/34 (1) 265,000 259
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  390,000 361
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  425,000 412
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  275,000 274
GMF Floorplan Owner Revolving Trust
Series 2020-2, Class C
1.31%, 10/15/25 (1) 120,000 115
Golub Capital Partners
Series 2021-53A, Class B, CLO, FRN
3M USD LIBOR + 1.80%, 4.51%, 7/20/34 (1) 260,000 250
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 240,625 232
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 133,650 112
HPEFS Equipment Trust
Series 2022-1A, Class C
1.96%, 5/21/29 (1) 160,000 150
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 175,000 163
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 501,930 454

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
KKR
Series 33A, Class A, CLO, FRN
3M USD LIBOR + 1.17%, 2.233%, 7/20/34 (1) 250,000 244
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 3.618%, 10/15/32 (1) 250,000 245
Magnetite XXV
Series 2020-25A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 3.983%, 1/25/32 (1) 250,000 247
Morgan Stanley Eaton Vance
Series 2021-1A, Class B, CLO, FRN
3M USD LIBOR + 1.65%, 4.433%, 10/20/34 (1) 255,000 244
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (1) 167,758 159
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 70,335 65
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 48,639 45
Navient Private Education Refi Loan Trust
Series 2022-A, Class A
2.23%, 7/15/70 (1) 483,388 441
Neuberger Berman Loan Advisers
Series 2018-29A, Class A1, CLO, FRN
3M USD LIBOR + 1.13%, 3.868%, 10/19/31 (1) 250,000 247
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M USD LIBOR + 0.99%, 3.728%, 1/20/32 (1) 570,000 560
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 3.87%, 7/17/35 (1) 250,000 245
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.65%, 4.36%, 7/20/29 (1) 250,000 246
Octagon Investment Partners
Series 2016-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.18%, 3.963%, 1/24/33 (1) 250,000 245
OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M USD LIBOR + 1.01%, 3.75%, 7/17/29 (1) 191,737 190
Palmer Square
Series 2022-1A, Class A, CLO, FRN
3M TSFR + 1.32%, 1.786%, 4/20/35 (1) 250,000 243
Planet Fitness Master Issuer
Series 2022-1A, Class A2I
3.251%, 12/5/51 (1) 274,313 246

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 164,067 159
Santander Drive Auto Receivables Trust
Series 2021-3, Class D
1.33%, 9/15/27  230,000 218
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  155,000 144
Santander Drive Auto Receivables Trust
Series 2022-2, Class C
3.76%, 7/16/29  250,000 243
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  140,000 139
Santander Retail Auto Lease Trust
Series 2019-B, Class D
3.31%, 6/20/24 (1) 154,952 155
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27 (1) 305,000 284
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 288,951 243
SMB Private Education Loan Trust
Series 2016-A, Class A2A
2.70%, 5/15/31 (1) 23,735 23
SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (1) 216,724 210
SMB Private Education Loan Trust
Series 2016-C, Class A2A
2.34%, 9/15/34 (1) 110,230 106
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 115,904 113
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 140,588 137
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 236,480 210
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 240,000 216
Symphony XXXI
Series 2022-31A, Class B, CLO, FRN
3M TSFR + 1.85%, 2.381%, 4/22/35 (1) 250,000 237

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M USD LIBOR + 1.06%, 3.77%, 10/20/29 (1) 226,768 225
Total Asset-Backed Securities (Cost $16,176) 15,458
BOND MUTUAL FUNDS 7.9%
T. Rowe Price Inflation Protected Bond Fund - I Class, 16.00% (2)
(3) 514 6
T. Rowe Price Institutional Emerging Markets Bond Fund,
6.48% (2)(3) 6,021,632 37,695
T. Rowe Price Institutional Floating Rate Fund - Institutional Class,
5.89% (2)(3) 3,235,177 30,217
T. Rowe Price Institutional High Yield Fund - Institutional Class,
7.44% (2)(3) 4,894,418 36,953
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
2.44% (2)(3) 7,844,671 70,053
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 14.81% (2)(3) 17,133 88
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
3.32% (2)(3) 8,244,172 72,961
Total Bond Mutual Funds (Cost $297,666) 247,973
COMMON STOCKS 66.3%
COMMUNICATION SERVICES 5.6%
Diversified Telecommunication Services 0.4%
KT (KRW)  63,604 1,763
Nippon Telegraph & Telephone (JPY)  379,100 10,275
12,038
Entertainment 0.7%
Cinemark Holdings (4) 30,864 435
Netflix (4) 13,975 3,124
Sea, ADR (4) 74,693 4,631
Spotify Technology (4) 12,146 1,314
Walt Disney (4) 99,505 11,152
20,656
Interactive Media & Services 3.9%
Alphabet, Class A (4) 61,408 6,646
Alphabet, Class C (4)(5) 812,619 88,697
Bumble, Class A (4) 25,394 636
Meta Platforms, Class A (4)(5) 125,023 20,370
NAVER (KRW)  10,472 1,858
Tencent Holdings (HKD)  94,400 3,902

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vimeo (4) 40,654 241
Z Holdings (JPY)  555,100 1,632
123,982
Media 0.3%
Cable One  1,723 1,956
Comcast, Class A  29,902 1,082
CyberAgent (JPY)  266,500 2,598
Stroeer (EUR)  23,468 997
WPP (GBP)  374,565 3,226
9,859
Wireless Telecommunication Services 0.3%
SoftBank Group (JPY)  37,900 1,501
T-Mobile U.S. (4) 22,055 3,175
Vodafone Group, ADR  281,320 3,776
8,452
Total Communication Services 174,987
CONSUMER DISCRETIONARY 8.0%
Auto Components 0.4%
Autoliv, SDR (SEK)  28,210 2,187
Denso (JPY)  39,700 2,167
Gentherm (4) 11,043 661
Magna International  70,635 4,078
Stanley Electric (JPY)  73,600 1,359
Sumitomo Rubber Industries (JPY)  88,200 757
11,209
Automobiles 1.5%
Honda Motor (JPY)  49,000 1,304
Rivian Automotive, Class A (4) 66,832 2,186
Suzuki Motor (JPY)  62,600 2,188
Tesla (4) 123,235 33,965
Toyota Motor (JPY)  510,100 7,634
47,277
Diversified Consumer Services 0.1%
Bright Horizons Family Solutions (4) 16,579 1,131
Clear Secure, Class A (4) 56,588 1,298
Duolingo (4) 11,289 1,062
Rover Group, Acquisition Date: 8/2/21, Cost $— (4)(6) 13,478 —
3,491
Hotels, Restaurants & Leisure 1.3%
BJ's Restaurants (4) 28,549 716
Booking Holdings (4) 1,999 3,750
Chipotle Mexican Grill (4) 3,998 6,384

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Chuy's Holdings (4) 25,917 579
Compass Group (GBP)  226,582 4,874
Dutch Bros, Class A (4) 5,825 213
Fiesta Restaurant Group (4) 58,239 388
Hilton Worldwide Holdings  17,072 2,174
Marriott International, Class A  15,359 2,361
Marriott Vacations Worldwide  4,044 576
McDonald's  33,753 8,515
Papa John's International  25,112 2,030
Red Robin Gourmet Burgers (4) 12,207 91
Red Rock Resorts, Class A  8,672 331
Ruth's Hospitality Group  27,002 492
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $771 (4)(6)(7)(8) 90,236 362
Yum! Brands  52,987 5,894
39,730
Household Durables 0.3%
Cavco Industries (4) 2,847 666
Panasonic Holdings (JPY)  334,500 2,714
Persimmon (GBP)  108,724 1,861
Skyline Champion (4) 22,342 1,266
Sony Group (JPY)  53,100 4,222
10,729
Internet & Direct Marketing Retail 2.5%
Alibaba Group Holding, ADR (4) 6,674 637
Amazon.com (4)(5) 571,705 72,475
ASOS (GBP) (4) 80,415 647
Big Sky Growth Partners (4) 27,360 268
DoorDash, Class A (4) 24,900 1,491
Farfetch, Class A (4) 59,965 601
Rent the Runway, Class A (4) 14,142 63
THG (GBP) (4) 94,650 60
Xometry, Class A (4) 17,928 879
Zalando (EUR) (4) 59,367 1,375
78,496
Multiline Retail 0.5%
Dollar General  51,778 12,293
Next (GBP)  37,724 2,540
Ollie's Bargain Outlet Holdings (4) 37,781 2,090
16,923
Specialty Retail 0.7%
Burlington Stores (4) 12,835 1,799
Carvana (4) 57,942 1,912
Five Below (4) 3,791 485

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Floor & Decor Holdings, Class A (4) 3,300 269
Kingfisher (GBP)  1,251,371 3,362
KKR Acquisition Holdings I (4) 41,277 407
Monro  26,894 1,245
RH (4) 1,781 456
Ross Stores  89,283 7,702
TJX  74,903 4,670
Warby Parker, Class A (4) 50,470 634
22,941
Textiles, Apparel & Luxury Goods 0.7%
Dr. Martens (GBP)  359,276 979
EssilorLuxottica (EUR)  21,465 3,197
Kering (EUR)  5,555 2,787
Lululemon Athletica (4) 14,112 4,233
Moncler (EUR)  57,896 2,576
NIKE, Class B  47,365 5,042
Samsonite International (HKD) (4) 615,900 1,506
Skechers USA, Class A (4) 30,159 1,140
21,460
Total Consumer Discretionary 252,256
CONSUMER STAPLES 4.0%
Beverages 0.9%
Boston Beer, Class A (4) 6,133 2,067
Coca-Cola  50,251 3,101
Coca-Cola Consolidated  1,208 573
Diageo (GBP)  108,545 4,716
Keurig Dr Pepper  290,323 11,067
Kirin Holdings (JPY)  119,300 1,964
Monster Beverage (4) 38,603 3,429
26,917
Food & Staples Retailing 0.6%
Seven & i Holdings (JPY) (9) 113,000 4,489
Walmart  91,874 12,178
Welcia Holdings (JPY) (9) 46,400 972
17,639
Food Products 1.1%
Barry Callebaut (CHF)  1,193 2,441
Cal-Maine Foods  13,890 745
Mondelez International, Class A  121,647 7,525
Nestle (CHF)  152,309 17,824
Nomad Foods (4) 45,908 812
Post Holdings (4) 13,834 1,228
Post Holdings Partnering (4) 17,985 177

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TreeHouse Foods (4) 10,842 505
Utz Brands  51,399 856
Wilmar International (SGD)  1,421,200 4,102
36,215
Household Products 0.3%
Procter & Gamble  63,025 8,694
8,694
Personal Products 0.5%
BellRing Brands (4) 53,632 1,271
Haleon, ADR (4) 102,384 612
L'Oreal (EUR)  14,263 4,899
Pola Orbis Holdings (JPY)  32,500 358
Unilever (GBP)  187,808 8,519
15,659
Tobacco 0.6%
Philip Morris International  204,130 19,492
19,492
Total Consumer Staples 124,616
ENERGY 2.4%
Energy Equipment & Services 0.2%
Cactus, Class A  14,069 562
Liberty Energy (4) 76,234 1,144
NexTier Oilfield Solutions (4) 128,514 1,204
Worley (AUD)  344,697 3,376
6,286
Oil, Gas & Consumable Fuels 2.2%
Devon Energy  27,463 1,939
Diamondback Energy  13,796 1,839
Equinor (NOK)  242,923 9,428
Exxon Mobil  167,921 16,052
Magnolia Oil & Gas, Class A  90,316 2,156
Shell, ADR  65,080 3,448
TC Energy  97,065 4,678
TotalEnergies (EUR)  457,947 23,186
TotalEnergies, ADR  373 19
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $21 (4)(6)(7) 7 103
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $280 (4)(6)(7) 77 1,139
Williams  134,575 4,580

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Woodside Energy Group (GBP) (4) 26,439 609
69,176
Total Energy 75,462
FINANCIALS 8.5%
Banks 3.3%
Australia & New Zealand Banking Group (AUD)  165,483 2,558
Bank of America (5) 576,686 19,382
BankUnited  36,975 1,370
BNP Paribas (EUR)  60,274 2,801
Cadence Bank  38,572 983
Close Brothers Group (GBP)  55,548 657
CRB Group, Acquisition Date: 4/14/22, Cost $64 (4)(6)(7) 605 64
CrossFirst Bankshares (4) 34,146 450
DBS Group Holdings (SGD)  102,656 2,390
Dime Community Bancshares  27,631 864
DNB Bank (NOK)  301,603 5,735
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $56 (4)(6)(7) 5,570 100
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $27 (4)(6)(7) 2,736 49
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $— (4)(6)(7) 831 7
East West Bancorp  17,132 1,236
Equity Bancshares, Class A  17,610 550
Erste Group Bank (EUR)  47,183 1,061
FB Financial  26,832 1,063
First Bancshares  20,144 602
Five Star Bancorp  16,661 424
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $93 (4)(6)(7) 9,254 37
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (4)(6)(7) 1,736 1
Heritage Commerce  68,415 772
Home BancShares  38,107 897
ING Groep (EUR)  551,092 4,830
Intesa Sanpaolo (EUR)  791,160 1,362
JPMorgan Chase  19,405 2,207
Live Oak Bancshares  27,000 979
Lloyds Banking Group (GBP)  5,160,608 2,615
Mitsubishi UFJ Financial Group (JPY) (9) 480,600 2,491
National Bank of Canada (CAD)  79,768 5,277
Origin Bancorp  21,370 873
Pacific Premier Bancorp  28,594 937
Pinnacle Financial Partners  16,188 1,307
Popular  9,110 704

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Professional Holding, Class A (4) 8,198 229
Sandy Spring Bancorp  17,750 684
Signature Bank  8,592 1,498
SouthState  14,303 1,116
Standard Chartered (GBP)  236,270 1,636
Sumitomo Mitsui Trust Holdings (JPY)  57,458 1,787
Svenska Handelsbanken, Class A (SEK)  379,005 3,104
Texas Capital Bancshares (4) 9,100 537
United Overseas Bank (SGD)  212,000 4,134
Veritex Holdings  23,371 704
Wells Fargo  444,627 19,435
Western Alliance Bancorp  26,078 2,001
104,500
Capital Markets 1.0%
Bluescape Opportunities Acquisition (4) 35,704 357
Bridgepoint Group (GBP)  321,720 935
Cboe Global Markets  10,822 1,277
Charles Schwab  100,444 7,127
Goldman Sachs Group  23,628 7,860
Julius Baer Group (CHF)  63,243 3,056
Macquarie Group (AUD)  24,029 2,875
MSCI  2,068 929
P10, Class A  47,794 596
S&P Global  12,496 4,401
StepStone Group, Class A  31,705 865
TMX Group (CAD)  7,086 712
XP, Class A (4) 68,764 1,323
32,313
Consumer Finance 0.0%
Encore Capital Group (4) 12,440 680
PRA Group (4) 22,862 845
1,525
Diversified Financial Services 0.4%
Apollo Global Management  18,526 1,030
Challenger (AUD)  268,946 1,159
Conyers Park III Acquisition (4) 26,344 272
Element Fleet Management (CAD)  357,874 4,507
Housing Development Finance (INR)  94,114 2,850
Mitsubishi HC Capital (JPY)  306,700 1,486
11,304
Insurance 3.7%
AIA Group (HKD)  166,600 1,603
American International Group (5) 113,812 5,890
Assurant  12,550 1,989

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
AXA (EUR)  307,330 7,238
Axis Capital Holdings  29,964 1,593
Chubb  106,599 20,152
Definity Financial (CAD)  27,311 774
Direct Line Insurance Group (GBP)  537,411 1,280
Hanover Insurance Group  9,882 1,279
Hartford Financial Services Group  41,962 2,699
Kemper  14,542 669
Manulife Financial (CAD)  160,411 2,775
Marsh & McLennan  18,723 3,021
MetLife  99,507 6,401
Munich Re (EUR)  30,329 7,246
PICC Property & Casualty, Class H (HKD)  2,632,000 2,847
Ping An Insurance Group, Class H (HKD)  198,000 1,164
Progressive  94,419 11,580
Sampo, Class A (EUR)  113,721 5,145
Selective Insurance Group  27,401 2,176
Storebrand (NOK)  413,149 3,307
Sun Life Financial (CAD)  117,654 5,183
Tokio Marine Holdings (JPY)  89,100 4,938
Travelers  74,823 12,094
Zurich Insurance Group (CHF)  12,369 5,491
118,534
Thrifts & Mortgage Finance 0.1%
Blue Foundry Bancorp (4) 19,564 222
Capitol Federal Financial  44,879 407
Essent Group  18,350 734
Kearny Financial  37,006 420
PennyMac Financial Services  32,398 1,721
3,504
Total Financials 271,680
HEALTH CARE 11.3%
Biotechnology 1.0%
AbbVie  76,974 10,350
Abcam, ADR (4) 37,444 559
Agios Pharmaceuticals (4) 12,299 314
Apellis Pharmaceuticals (4) 25,931 1,569
Argenx, ADR (4) 7,708 2,913
Ascendis Pharma, ADR (4) 12,905 1,156
Avidity Biosciences (4) 16,939 332
Blueprint Medicines (4) 15,032 1,101
Cerevel Therapeutics Holdings (4) 15,287 445
CRISPR Therapeutics (4) 5,745 374
Flame Biosciences, Acquisition Date: 9/28/20, Cost $53 (4)(6)(7) 8,157 37

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Generation Bio (4) 30,830 158
Genmab (DKK) (4) 4,346 1,547
HilleVax (4) 6,797 81
Icosavax (4) 22,105 104
Insmed (4) 55,308 1,362
Intellia Therapeutics (4) 6,527 392
Karuna Therapeutics (4) 4,197 1,070
Kura Oncology (4) 1,700 23
Kymera Therapeutics (4) 5,909 167
MeiraGTx Holdings (4) 8,395 70
Monte Rosa Therapeutics (4) 12,341 98
Morphic Holding (4) 8,055 222
Nkarta (4) 17,389 250
Nurix Therapeutics (4) 6,944 109
Prothena (4) 22,834 629
PTC Therapeutics (4) 3,921 196
RAPT Therapeutics (4) 13,910 371
Regeneron Pharmaceuticals (4) 3,269 1,899
Relay Therapeutics (4) 4,937 113
Repare Therapeutics (4) 12,387 148
Replimune Group (4) 7,375 141
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (4)(6) 2,126 14
Scholar Rock Holding (4) 31,420 262
Tenaya Therapeutics (4) 6,070 27
Ultragenyx Pharmaceutical (4) 15,369 733
Verve Therapeutics (4) 4,125 158
Xencor (4) 19,693 520
Zentalis Pharmaceuticals (4) 11,791 316
30,330
Health Care Equipment & Supplies 2.3%
Abbott Laboratories  64,421 6,613
Alcon (CHF)  20,715 1,364
Align Technology (4) 3,831 933
AtriCure (4) 14,452 659
Becton Dickinson & Company  125,383 31,649
CVRx (4) 11,134 81
Elekta, Class B (SEK) (9) 282,982 1,622
Embecta  14,122 451
ICU Medical (4) 7,168 1,140
Intuitive Surgical (4) 44,408 9,136
Koninklijke Philips (EUR)  150,638 2,502
Nevro (4) 7,126 323
Outset Medical (4) 30,427 556
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $264 (4)(6)(7) 70,144 46

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Penumbra (4) 4,024 661
PROCEPT BioRobotics (4) 29,835 1,208
QuidelOrtho (4) 12,889 1,021
Siemens Healthineers (EUR)  81,367 3,976
STERIS  6,886 1,387
Stryker  35,739 7,334
Teleflex  6,787 1,536
74,198
Health Care Providers & Services 3.3%
Alignment Healthcare (4) 39,875 607
Centene (4) 166,283 14,922
Cigna  13,074 3,706
dentalcorp Holdings (CAD) (4)(9) 36,125 284
Elevance Health  55,601 26,973
Fresenius (EUR)  99,499 2,461
HCA Healthcare  19,870 3,932
Humana  11,822 5,696
ModivCare (4) 8,932 968
Molina Healthcare (4) 9,474 3,196
Option Care Health (4) 35,221 1,090
Pennant Group (4) 22,473 352
Privia Health Group (4) 32,201 1,281
Surgery Partners (4) 12,675 349
U.S. Physical Therapy  9,177 758
UnitedHealth Group  73,704 38,277
104,852
Health Care Technology 0.1%
Certara (4) 7,550 118
Definitive Healthcare (4) 13,595 273
Doximity, Class A (4) 14,154 470
Sophia Genetics (4) 10,820 35
Veeva Systems, Class A (4) 10,273 2,048
2,944
Life Sciences Tools & Services 1.4%
Adaptive Biotechnologies (4) 10,792 96
Bruker  29,098 1,629
Danaher  75,827 20,466
Evotec (EUR) (4) 52,614 1,157
Olink Holding, ADR (4) 22,559 342
Pacific Biosciences of California (4) 48,037 282
PerkinElmer  30,989 4,185
Rapid Micro Biosystems, Class A (4) 35,059 117
Seer (4) 14,041 142

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Thermo Fisher Scientific  26,558 14,483
42,899
Pharmaceuticals 3.2%
Arvinas (4) 6,072 257
Astellas Pharma (JPY)  422,200 5,986
AstraZeneca, ADR  412,403 25,726
Bayer (EUR)  86,066 4,552
Catalent (4) 21,750 1,914
Eli Lilly  39,197 11,807
GSK, ADR  77,207 2,508
Ipsen (EUR)  11,273 1,080
Johnson & Johnson  68,099 10,987
Novartis (CHF)  101,459 8,207
Otsuka Holdings (JPY)  78,000 2,548
Reata Pharmaceuticals, Class A (4) 7,061 169
Roche Holding (CHF)  32,586 10,501
Sanofi (EUR)  100,333 8,202
Sanofi, ADR  88,798 3,643
Zoetis  26,085 4,083
102,170
Total Health Care 357,393
INDUSTRIALS & BUSINESS SERVICES 5.6%
Aerospace & Defense 0.7%
Cadre Holdings  13,918 355
L3Harris Technologies  49,724 11,346
Northrop Grumman  13,675 6,536
Parsons (4) 28,121 1,164
Safran (EUR)  25,009 2,550
21,951
Airlines 0.0%
Allegiant Travel (4) 8,800 849
849
Building Products 0.0%
CSW Industrials  6,689 847
Gibraltar Industries (4) 16,590 694
1,541
Commercial Services & Supplies 0.3%
Brink's  4,712 260
Cintas  2,548 1,037
IAA (4) 16,100 600
MSA Safety  4,746 564
Rentokil Initial (GBP)  170,600 1,030
Republic Services  34,029 4,857

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Stericycle (4) 22,734 1,139
Tetra Tech  4,779 649
10,136
Construction & Engineering 0.0%
WillScot Mobile Mini Holdings (4) 10,200 409
409
Electrical Equipment 1.0%
ABB (CHF)  168,047 4,632
AZZ  29,571 1,260
Eaton  62,024 8,475
Hubbell  32,233 6,650
Legrand (EUR)  44,677 3,233
Mitsubishi Electric (JPY)  409,700 4,142
Prysmian (EUR)  107,240 3,290
Shoals Technologies Group, Class A (4) 28,329 747
Thermon Group Holdings (4) 15,356 269
32,698
Industrial Conglomerates 1.4%
DCC (GBP)  33,934 1,953
General Electric  176,253 12,944
Honeywell International  51,490 9,750
Melrose Industries (GBP)  1,814,446 2,863
Roper Technologies  9,560 3,849
Siemens (EUR)  141,442 14,327
45,686
Machinery 0.7%
Enerpac Tool Group  55,945 1,085
ESCO Technologies  17,440 1,420
Federal Signal  27,844 1,110
Graco  18,505 1,182
Helios Technologies  14,652 800
Ingersoll Rand  115,687 5,480
John Bean Technologies  13,719 1,417
KION Group (EUR)  50,385 2,013
Marel (ISK)  59,464 215
Mueller Water Products, Class A  69,056 779
RBC Bearings (4) 4,368 1,051
SMC (JPY)  2,900 1,376
SPX Technologies (4) 22,785 1,300
THK (JPY)  61,500 1,248
Toro  9,792 812
21,288

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Professional Services 0.4%
Booz Allen Hamilton Holding  12,190 1,167
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $93 (4)(6)(7) 11,790 159
Clarivate (4) 84,264 983
Huron Consulting Group (4) 9,255 619
Legalzoom.com (4) 25,069 258
Recruit Holdings (JPY)  104,800 3,332
TechnoPro Holdings (JPY)  122,300 2,751
Teleperformance (EUR)  10,415 2,966
TransUnion  14,580 1,077
Upwork (4) 28,368 494
13,806
Road & Rail 0.7%
Central Japan Railway (JPY)  17,500 2,060
CSX  365,184 11,558
Landstar System  4,940 724
Norfolk Southern  15,008 3,649
Saia (4) 6,244 1,292
Union Pacific  12,651 2,840
22,123
Trading Companies & Distributors 0.4%
Air Lease  19,761 719
Ashtead Group (GBP)  71,247 3,500
Bunzl (GBP)  57,151 1,895
Mitsubishi (JPY) (9) 91,200 2,986
Rush Enterprises, Class A  14,904 701
SiteOne Landscape Supply (4) 12,550 1,571
Sumitomo (JPY)  198,900 2,798
14,170
Total Industrials & Business Services 184,657
INFORMATION TECHNOLOGY 14.1%
Communications Equipment 0.4%
Infinera (4) 17,176 94
LM Ericsson, Class B (SEK)  590,275 4,414
Motorola Solutions  27,750 6,755
11,263
Electronic Equipment, Instruments & Components 0.6%
Corning  40,053 1,375
CTS  32,926 1,393
Hamamatsu Photonics (JPY)  54,600 2,315
Largan Precision (TWD)  15,000 954
Littelfuse  5,243 1,244
Murata Manufacturing (JPY)  63,000 3,392

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Novanta (4) 11,405 1,525
Omron (JPY)  26,500 1,395
PAR Technology (4) 27,026 951
TE Connectivity  17,051 2,152
Teledyne Technologies (4) 6,056 2,231
18,927
IT Services 2.3%
Accenture, Class A  212 61
Adyen (EUR) (4) 1,435 2,215
Affirm Holdings (4) 29,548 692
Amadeus IT Group (EUR) (4) 36,763 1,941
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $1,024 (4)(6)(7) 268,681 529
Block, Class A (4) 34,401 2,371
Fiserv (4) 79,664 8,061
Mastercard, Class A  49,367 16,013
MongoDB (4) 13,112 4,233
NTT Data (JPY)  365,800 5,148
Payoneer Global (4) 140,582 931
PayPal Holdings (4) 22,323 2,086
Repay Holdings (4) 20,683 192
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $23 (4)(6)
(7) 472 33
Shopify, Class A (4) 73,250 2,318
Snowflake, Class A (4) 8,850 1,602
SS&C Technologies Holdings  27,351 1,525
Themis Solutions, Acquisition Date: 4/14/21, Cost $61 (4)(6)(7) 2,720 55
Toast, Class A (4) 82,271 1,557
Visa, Class A  103,388 20,544
72,107
Semiconductors & Semiconductor Equipment 3.2%
Advanced Micro Devices (4) 77,086 6,542
Analog Devices  6,871 1,041
ASML Holding (EUR)  14,893 7,269
ASML Holding  12,277 6,015
Broadcom  21,605 10,783
Entegris  23,930 2,270
KLA  28,936 9,958
Lattice Semiconductor (4) 53,924 2,907
Marvell Technology  53,883 2,523
Monolithic Power Systems  7,734 3,505
NVIDIA  106,994 16,150
NXP Semiconductors  29,214 4,808
QUALCOMM  56,770 7,509
Renesas Electronics (JPY) (4) 158,400 1,500

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Semtech (4) 1,339 62
Taiwan Semiconductor Manufacturing (TWD)  659,759 10,800
Taiwan Semiconductor Manufacturing, ADR  26,384 2,199
Texas Instruments  22,392 3,699
Tokyo Electron (JPY) (9) 9,500 2,980
102,520
Software 5.3%
Amplitude, Class A (4) 22,812 346
Atlassian, Class A (4) 18,477 4,576
Bill.com Holdings (4) 25,352 4,104
Blackline (4) 10,286 699
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $818 (4)(6)(7) 480 458
Ceridian HCM Holding (4) 2,820 168
Clearwater Analytics Holdings, Class A (4) 14,229 219
Confluent, Class A (4) 28,293 774
Coupa Software (4) 6,596 385
Crowdstrike Holdings, Class A (4) 4,539 829
Datadog, Class A (4) 14,451 1,517
Descartes Systems Group (4) 34,090 2,400
DoubleVerify Holdings (4) 47,331 1,223
Five9 (4) 4,413 433
Fortinet (4) 37,144 1,809
Gusto, Acquisition Date: 10/4/21, Cost $265 (4)(6)(7) 9,216 265
HashiCorp, Class A (4) 6,672 236
Intuit  28,830 12,448
Manhattan Associates (4) 8,534 1,205
Microsoft (5) 378,447 98,953
nCino (4) 27,640 872
Paycom Software (4) 3,590 1,261
Paycor HCM (4) 37,549 1,113
Plex Systems, EC, Acquisition Date: 9/7/21, Cost $4 (4)(6)(7) 3,739 3
Plex Systems, EC, Acquisition Date: 9/7/21, Cost $— (4)(6)(7) 534 1
Salesforce (4) 10,290 1,606
SAP (EUR)  49,519 4,217
ServiceNow (4) 34,631 15,051
Socure, Acquisition Date: 12/22/21, Cost $46 (4)(6)(7) 2,872 35
Synopsys (4) 27,211 9,416
Workiva (4) 14,866 1,009
167,631
Technology Hardware, Storage & Peripherals 2.3%
Apple (5) 425,656 66,922
Samsung Electronics (KRW)  136,359 6,041
72,963
Total Information Technology 445,411

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MATERIALS 2.1%
Chemicals 1.2%
Air Liquide (EUR)  27,914 3,498
Akzo Nobel (EUR)  41,547 2,618
Asahi Kasei (JPY)  321,800 2,352
BASF (EUR)  52,956 2,240
Covestro (EUR)  54,084 1,631
Element Solutions  119,586 2,233
International Flavors & Fragrances  13,210 1,459
Johnson Matthey (GBP)  108,356 2,528
Linde  10,565 2,988
Minerals Technologies  5,362 312
Nutrien  105,839 9,713
Quaker Chemical  6,895 1,202
Sherwin-Williams  11,370 2,639
Tosoh (JPY)  27,000 349
Umicore (EUR) (9) 51,609 1,640
37,402
Containers & Packaging 0.1%
Amcor, CDI (AUD)  166,925 2,021
Ranpak Holdings, Class A (4) 15,431 81
2,102
Metals & Mining 0.7%
Antofagasta (GBP)  192,233 2,446
BHP Group (AUD)  53,765 1,467
BHP Group (GBP) (9) 143,372 3,914
Constellium (4) 87,349 1,164
ERO Copper (CAD) (4) 25,947 246
Franco-Nevada (CAD)  1,785 215
Haynes International  17,830 708
IGO (AUD)  777,502 6,958
Rio Tinto (AUD)  17,671 1,122
South32 (AUD)  875,596 2,411
20,651
Paper & Forest Products 0.1%
Stora Enso, Class R (EUR)  199,874 2,975
West Fraser Timber (CAD)  6,818 610
3,585
Total Materials 63,740

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MISCELLANEOUS 0.0%
Miscellaneous 0.0%
Fresh Market, EC (4)(7) 8,050 —
Total Miscellaneous —
REAL ESTATE 1.2%
Equity Real Estate Investment Trusts 0.9%
AvalonBay Communities, REIT  12,050 2,421
Community Healthcare Trust, REIT  13,183 486
CubeSmart, REIT  33,124 1,525
EastGroup Properties, REIT  16,158 2,667
Equity Residential, REIT  26,977 1,974
First Industrial Realty Trust, REIT  13,856 702
Flagship Communities REIT  11,632 190
Great Portland Estates (GBP)  272,758 1,574
Host Hotels & Resorts, REIT  124,379 2,210
Prologis, REIT  76,328 9,504
Rexford Industrial Realty, REIT  26,665 1,659
Scentre Group (AUD)  1,174,931 2,335
Terreno Realty, REIT  9,718 593
Weyerhaeuser, REIT  42,725 1,459
29,299
Real Estate Management & Development 0.3%
Altus Group (CAD)  6,850 267
DigitalBridge Group (4) 29,382 523
FirstService  19,107 2,390
Mitsui Fudosan (JPY)  218,900 4,431
Opendoor Technologies, Class A (4) 152,270 659
Tricon Residential  71,135 743
9,013
Total Real Estate 38,312
UTILITIES 3.5%
Electric Utilities 1.5%
American Electric Power  84,174 8,434
Duke Energy  25,006 2,673
Exelon  56,705 2,490
IDACORP  14,112 1,542
MGE Energy  6,850 528
Southern  341,311 26,305
Xcel Energy  62,951 4,674
46,646
Gas Utilities 0.2%
Beijing Enterprises Holdings (HKD)  312,500 930

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Chesapeake Utilities  12,109 1,529
ONE Gas  9,289 727
Southwest Gas Holdings  23,752 1,849
5,035
Independent Power & Renewable Electricity Producers 0.1%
Electric Power Development (JPY)  113,200 1,744
NextEra Energy Partners  12,870 1,056
2,800
Multi-Utilities 1.6%
Ameren  42,392 3,926
Dominion Energy  220,202 18,013
DTE Energy  22,696 2,958
Engie (EUR)  434,910 5,166
National Grid (GBP)  302,376 3,765
NiSource  80,107 2,364
Sempra Energy  75,876 12,517
WEC Energy Group  7,007 723
49,432
Water Utilities 0.1%
California Water Service Group  13,467 788
SJW Group  14,183 912
1,700
Total Utilities 105,613
Total Miscellaneous Common Stocks  0.0% (10) 1,484
Total Common Stocks (Cost $1,504,843) 2,095,611
CONVERTIBLE PREFERRED STOCKS 0.3%
CONSUMER DISCRETIONARY 0.1%
Hotels, Restaurants & Leisure 0.1%
Cava Group, Series E, Acquisition Date: 6/23/20 - 3/26/21,
Cost $417 (4)(6)(7) 16,822 984
Cava Group, Series F, Acquisition Date: 3/26/21, Cost $286 (4)(6)
(7) 7,601 444
Torchys Holdings, Acquisition Date: 11/13/20, Cost $159 (4)(6)(7)
(8) 17,718 71
1,499
Internet & Direct Marketing Retail 0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $242 (4)(6)(7) 41,545 169
169
Total Consumer Discretionary 1,668

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $221 (4)(6)(7) 11,951 743
Total Consumer Staples 743
FINANCIALS 0.0%
Banks 0.0%
CRB Group, Acquisition Date: 1/28/22, Cost $224 (4)(6)(7) 2,133 224
Total Financials 224
HEALTH CARE 0.1%
Biotechnology 0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $107 (4)(6)(7) 38,898 256
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $180 (4)(6)(7) 22,236 146
402
Health Care Equipment & Supplies 0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $120 (4)(6)(7) 118,345 120
120
Health Care Providers & Services 0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $223 (4)(6)(7) 92,428 267
267
Life Sciences Tools & Services 0.1%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $118 (4)(6)(7) 10,046 118
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $128 (4)(6)(7) 14,444 81
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $160 (4)(6)(7) 11,776 715
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $262 (4)(6)(7) 5,896 358
1,272
Total Health Care 2,061
INDUSTRIALS & BUSINESS SERVICES 0.0%
Aerospace & Defense 0.0%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $129 (4)(6)(7) 2,868 195
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $283 (4)(6)(7) 50,717 283
478
Air Freight & Logistics 0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $119 (4)(6)(7) 9,815 200

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Flexe, Series D, Acquisition Date: 4/7/22, Cost $75 (4)(6)(7) 3,669 75
275
Electrical Equipment 0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $139 (4)(6)(7) 6,676 139
139
Professional Services 0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $67 (4)(6)(7) 14,736 199
Checkr, Series D, Acquisition Date: 9/6/19, Cost $263 (4)(6)(7) 26,046 351
550
Road & Rail 0.0%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $148 (4)(6)(7) 20,804 343
Convoy, Series D, Acquisition Date: 10/30/19, Cost $223 (4)(6)(7) 16,522 273
616
Total Industrials & Business Services 2,058
INFORMATION TECHNOLOGY 0.1%
IT Services 0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $98 (4)(6)(7) 6,732 127
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $45 (4)(6)(7) 2,367 45
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $— (4)
(6)(7) 7 1
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $87 (4)(6)
(7) 3,321 229
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $22 (4)(6)
(7) 204 14
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $14 (4)(6)(7) 610 12
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $1 (4)(6)(7) 60 1
Themis Solutions, Series B, Acquisition Date: 4/14/21, Cost $2 (4)
(6)(7) 70 1
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $174 (4)(6)(7) 7,740 157
587
Software 0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $51 (4)(6)(7) 30 29
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $3 (4)(6)(7) 2 2
Databricks, Series G, Acquisition Date: 2/1/21, Cost $260 (4)(6)(7) 4,398 243
Databricks, Series H, Acquisition Date: 8/31/21, Cost $765 (4)(6)
(7) 10,416 576
Gusto, Series E, Acquisition Date: 7/13/21, Cost $380 (4)(6)(7) 12,516 380

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21, Cost $271 (4)
(6)(7) 20,748 432
Nuro, Series D, Acquisition Date: 10/29/21, Cost $124 (4)(6)(7) 5,932 124
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $118 (4)(6)(7) 23,436 114
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $127 (4)(6)(7) 20,060 208
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $17 (4)(6)(7) 1,875 19
Socure, Series A, Acquisition Date: 12/22/21, Cost $56 (4)(6)(7) 3,491 43
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $46 (4)(6)(7) 2,865 35
Socure, Series B, Acquisition Date: 12/22/21, Cost $1 (4)(6)(7) 52 1
Socure, Series E, Acquisition Date: 10/27/21, Cost $107 (4)(6)(7) 6,640 81
2,287
Total Information Technology 2,874
MATERIALS 0.0%
Chemicals 0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $159 (4)(6)(7) 3,356 175
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $217 (4)(6)(7) 5,247 164
339
Metals & Mining 0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $144 (4)(6)(7) 5,255 144
144
Total Materials 483
UTILITIES 0.0%
Independent Power & Renewable Electricity Producer 0.0%
AES, 6.875%, 2/15/24  6,863 670
Total Utilities 670
Total Convertible Preferred Stocks (Cost $8,269) 10,781
CORPORATE BONDS 2.1%
AbbVie, 2.95%, 11/21/26  535,000 504
AbbVie, 3.20%, 11/21/29  1,105,000 1,007
AbbVie, 4.05%, 11/21/39  355,000 312
AbbVie, 4.875%, 11/14/48  292,000 283
AerCap Ireland Capital, 2.45%, 10/29/26  240,000 212
AerCap Ireland Capital, 3.00%, 10/29/28  150,000 127
AerCap Ireland Capital, 4.875%, 1/16/24  435,000 433
AerCap Ireland Capital, 6.50%, 7/15/25  155,000 159
AIA Group, 3.90%, 4/6/28 (1) 490,000 476

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Aker BP, 2.875%, 1/15/26 (1) 240,000 224
Alexandria Real Estate Equities, 3.375%, 8/15/31  255,000 226
Alexandria Real Estate Equities, 3.95%, 1/15/28  280,000 269
Alexandria Real Estate Equities, 4.70%, 7/1/30  50,000 49
Ally Financial, 4.75%, 6/9/27  565,000 552
Alphabet, 2.05%, 8/15/50  315,000 208
American Airlines PTT, Series 2013-1, Class A, 4.00%, 7/15/25  1 —
Anheuser-Busch InBev Worldwide, 4.50%, 6/1/50 (9) 164,000 149
Aon, 2.80%, 5/15/30  80,000 70
APA Infrastructure, 4.25%, 7/15/27 (1) 520,000 503
Apple, 2.40%, 8/20/50  65,000 45
Aptiv, 3.10%, 12/1/51  50,000 32
Arrow Electronics, 4.00%, 4/1/25  230,000 225
Astrazeneca Finance, 1.75%, 5/28/28  200,000 177
AT&T, 2.30%, 6/1/27  190,000 172
Ausgrid Finance, 3.85%, 5/1/23 (1) 135,000 134
Ausgrid Finance, 4.35%, 8/1/28 (1) 205,000 197
AutoZone, 4.75%, 8/1/32  75,000 75
Banco Santander, 3.49%, 5/28/30  200,000 174
Banco Santander, VR, 1.722%, 9/14/27 (11) 200,000 172
Bank of America, 3.248%, 10/21/27  475,000 449
Bank of America, VR, 1.898%, 7/23/31 (11) 1,525,000 1,209
Bank of America, VR, 1.922%, 10/24/31 (11) 600,000 475
Bank of America, VR, 2.496%, 2/13/31 (11) 250,000 209
Bank of America, VR, 2.592%, 4/29/31 (11) 265,000 223
Bank of America, VR, 2.972%, 2/4/33 (11) 685,000 578
Bank of America, VR, 3.419%, 12/20/28 (11) 25,000 23
Bank of America, VR, 3.559%, 4/23/27 (11) 95,000 91
Bank of America, VR, 4.271%, 7/23/29 (11) 330,000 316
Bank of America, Series L, 3.95%, 4/21/25  635,000 628
Barclays, VR, 2.852%, 5/7/26 (11) 300,000 281
Barclays, VR, 3.932%, 5/7/25 (11) 235,000 230
Barclays, VR, 5.501%, 8/9/28 (11) 200,000 197
BAT Capital, 3.557%, 8/15/27  665,000 610
BAT Capital, 4.742%, 3/16/32 (9) 80,000 72
BAT Capital, 4.906%, 4/2/30  255,000 240
BAT International Finance, 1.668%, 3/25/26  85,000 76
Becton Dickinson & Company, 1.957%, 2/11/31  340,000 278
Becton Dickinson & Company, 2.823%, 5/20/30  115,000 102
Becton Dickinson & Company, 3.70%, 6/6/27  510,000 494
Becton Dickinson & Company, 3.794%, 5/20/50  79,000 66
Becton Dickinson & Company, 4.298%, 8/22/32  70,000 68
Berkshire Hathaway Finance, 2.50%, 1/15/51  195,000 134
BNP Paribas, VR, 1.323%, 1/13/27 (1)(11) 595,000 522
BNP Paribas, VR, 3.052%, 1/13/31 (1)(11) 375,000 317
Boardwalk Pipelines, 3.40%, 2/15/31  225,000 191

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Boardwalk Pipelines, 4.45%, 7/15/27  40,000 38
Boardwalk Pipelines, 4.95%, 12/15/24  175,000 176
Boardwalk Pipelines, 5.95%, 6/1/26  250,000 258
Booking Holdings, 4.625%, 4/13/30  100,000 100
Boral Finance, 3.00%, 11/1/22 (1) 30,000 30
Boral Finance, 3.75%, 5/1/28 (1) 222,000 205
Brixmor Operating Partnership, 4.05%, 7/1/30  125,000 111
Brixmor Operating Partnership, 4.125%, 5/15/29  445,000 409
Broadcom, 4.11%, 9/15/28  75,000 71
Capital One Financial, 3.75%, 3/9/27  535,000 513
Capital One Financial, VR, 2.359%, 7/29/32 (11) 880,000 685
Capital One Financial, VR, 3.273%, 3/1/30 (11) 130,000 114
Capital One Financial, VR, 5.247%, 7/26/30 (11) 75,000 74
Cardinal Health, 4.50%, 11/15/44  46,000 39
Cardinal Health, 4.90%, 9/15/45  50,000 45
Carvana, 10.25%, 5/1/30 (1) 1,555,000 1,232
Celanese U.S. Holdings, 6.05%, 3/15/25  150,000 151
Celanese U.S. Holdings, 6.165%, 7/15/27  155,000 155
Centene, 2.625%, 8/1/31  685,000 550
Charles Schwab, 2.90%, 3/3/32  80,000 71
Charter Communications Operating, 2.25%, 1/15/29  160,000 132
Charter Communications Operating, 2.80%, 4/1/31  44,000 36
Charter Communications Operating, 3.75%, 2/15/28  545,000 503
Charter Communications Operating, 4.20%, 3/15/28  310,000 292
Charter Communications Operating, 5.125%, 7/1/49  85,000 69
Charter Communications Operating, 6.484%, 10/23/45  50,000 48
Cheniere Corpus Christi Holdings, 3.70%, 11/15/29  225,000 207
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  70,000 70
Citigroup, VR, 3.057%, 1/25/33 (11) 280,000 237
Citigroup, VR, 3.07%, 2/24/28 (11) 280,000 259
Citigroup, VR, 3.106%, 4/8/26 (11) 215,000 207
CNO Financial Group, 5.25%, 5/30/25  79,000 79
Comcast, 2.887%, 11/1/51  240,000 169
Comcast, 3.25%, 11/1/39  300,000 244
Corebridge Financial, 3.90%, 4/5/32 (1) 80,000 72
Crown Castle, 2.10%, 4/1/31  85,000 68
Crown Castle, 2.25%, 1/15/31  855,000 697
Crown Castle, 2.90%, 3/15/27  70,000 65
Crown Castle Towers, 3.663%, 5/15/25 (1) 355,000 351
CSL Finance, 4.05%, 4/27/29 (1) 135,000 131
CSL Finance, 4.25%, 4/27/32 (1) 120,000 117
CVS Health, 1.75%, 8/21/30  575,000 463
CVS Health, 3.25%, 8/15/29  75,000 69
CVS Health, 5.05%, 3/25/48  461,000 444
Danske Bank, VR, 3.244%, 12/20/25 (1)(11) 260,000 247
Danske Bank, VR, 3.773%, 3/28/25 (1)(11) 200,000 195

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Diamondback Energy, 3.25%, 12/1/26  260,000 250
Discover Financial Services, 4.10%, 2/9/27  225,000 216
Duke Energy, 4.50%, 8/15/32  520,000 500
Ecolab, 4.80%, 3/24/30  15,000 15
Edison International, 4.95%, 4/15/25  15,000 15
Eli Lilly, 2.25%, 5/15/50  85,000 58
Energy Transfer, 2.90%, 5/15/25  465,000 441
Energy Transfer, 4.50%, 4/15/24  50,000 50
Energy Transfer, 5.875%, 1/15/24  465,000 470
Energy Transfer, 6.00%, 6/15/48  105,000 100
Energy Transfer, 6.25%, 4/15/49  320,000 315
Eni, Series X-R, 4.75%, 9/12/28 (1) 360,000 356
Enterprise Products Operating, 2.80%, 1/31/30  80,000 70
Equitable Holdings, 4.35%, 4/20/28  525,000 515
Extra Space Storage, 2.35%, 3/15/32  350,000 276
FedEx, 2.40%, 5/15/31  251,000 212
Fifth Third Bancorp, VR, 4.772%, 7/28/30 (11) 75,000 74
Fiserv, 3.50%, 7/1/29  80,000 73
General Motors, 4.20%, 10/1/27  55,000 53
General Motors, 5.60%, 10/15/32  75,000 72
General Motors Financial, 3.60%, 6/21/30  260,000 225
General Motors Financial, 4.00%, 10/6/26  100,000 96
General Motors Financial, 4.35%, 4/9/25  165,000 163
General Motors Financial, 5.10%, 1/17/24  285,000 287
GLP Capital, 3.35%, 9/1/24  60,000 57
Goldman Sachs Group, 3.50%, 11/16/26  230,000 221
Goldman Sachs Group, VR, 1.542%, 9/10/27 (11) 270,000 238
Goldman Sachs Group, VR, 2.615%, 4/22/32 (11) 1,565,000 1,285
Goldman Sachs Group, VR, 3.615%, 3/15/28 (11) 275,000 260
Goldman Sachs Group, VR, 4.482%, 8/23/28 (11) 185,000 181
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 25,000 24
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 70,000 64
Gray Oak Pipeline, 3.45%, 10/15/27 (1) 30,000 27
Hasbro, 3.55%, 11/19/26  120,000 115
HCA, 2.375%, 7/15/31  100,000 79
HCA, 3.125%, 3/15/27 (1) 115,000 106
HCA, 3.375%, 3/15/29 (1) 45,000 40
HCA, 3.50%, 9/1/30  49,000 43
HCA, 5.375%, 9/1/26  65,000 65
HCA, 5.875%, 2/15/26  295,000 301
Healthcare Realty Holdings, 2.05%, 3/15/31  95,000 74
Healthcare Realty Holdings, 3.625%, 1/15/28  260,000 239
Highwoods Realty, 3.05%, 2/15/30  350,000 299
Highwoods Realty, 4.125%, 3/15/28  110,000 104
Home Depot, 2.375%, 3/15/51  171,000 113
HSBC Holdings, VR, 2.099%, 6/4/26 (11) 390,000 358

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HSBC Holdings, VR, 2.999%, 3/10/26 (11) 280,000 265
HSBC Holdings, VR, 4.755%, 6/9/28 (11) 485,000 467
HSBC Holdings, VR, 5.21%, 8/11/28 (11) 245,000 240
Humana, 2.15%, 2/3/32  85,000 69
Humana, 3.70%, 3/23/29  85,000 80
Humana, 4.875%, 4/1/30  265,000 267
Hyundai Capital America, 1.80%, 10/15/25 (1) 120,000 109
Hyundai Capital America, 2.10%, 9/15/28 (1) 210,000 174
ING Groep, VR, 1.726%, 4/1/27 (11) 200,000 177
ING Groep, VR, 3.869%, 3/28/26 (11) 200,000 195
Intercontinental Exchange, 4.60%, 3/15/33  70,000 69
JPMorgan Chase, VR, 1.578%, 4/22/27 (11) 285,000 254
JPMorgan Chase, VR, 1.953%, 2/4/32 (11) 1,085,000 859
JPMorgan Chase, VR, 2.182%, 6/1/28 (11) 295,000 262
JPMorgan Chase, VR, 2.739%, 10/15/30 (11) 185,000 160
JPMorgan Chase, VR, 2.947%, 2/24/28 (11) 275,000 254
JPMorgan Chase, VR, 2.956%, 5/13/31 (11) 1,000,000 857
JPMorgan Chase, VR, 3.54%, 5/1/28 (11) 120,000 113
Kilroy Realty, 3.45%, 12/15/24  470,000 459
Kookmin Bank, 4.50%, 2/1/29  350,000 342
Las Vegas Sands, 3.50%, 8/18/26  95,000 85
Lowe's, 3.35%, 4/1/27  25,000 24
Lowe's, 3.75%, 4/1/32  180,000 166
LSEGA Financing, 2.00%, 4/6/28 (1) 750,000 654
LSEGA Financing, 2.50%, 4/6/31 (1) 200,000 172
LSEGA Financing, 3.20%, 4/6/41 (1) 200,000 159
Magallanes, 3.755%, 3/15/27 (1) 365,000 341
Magallanes, 4.054%, 3/15/29 (1) 130,000 118
Magallanes, 4.279%, 3/15/32 (1) 80,000 69
Marriott International, Series HH, 2.85%, 4/15/31  90,000 75
Marsh & McLennan, 2.25%, 11/15/30  85,000 72
Martin Marietta Materials, 2.40%, 7/15/31  85,000 70
Micron Technology, 4.185%, 2/15/27  41,000 40
Micron Technology, 4.975%, 2/6/26  200,000 201
Micron Technology, 5.327%, 2/6/29  115,000 114
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 245,000 246
Mondelez International, 3.00%, 3/17/32  80,000 70
Morgan Stanley, VR, 1.593%, 5/4/27 (11) 120,000 107
Morgan Stanley, VR, 2.802%, 1/25/52 (11) 155,000 106
Morgan Stanley, VR, 2.943%, 1/21/33 (11) 120,000 102
Morgan Stanley, VR, 3.217%, 4/22/42 (11) 75,000 58
Morgan Stanley, VR, 4.431%, 1/23/30 (11) 95,000 92
Morgan Stanley, VR, 4.679%, 7/17/26 (11) 120,000 120
MPLX, 4.95%, 9/1/32  285,000 277
Netflix, 4.625%, 5/15/29 (EUR)  290,000 286
NextEra Energy Capital Holdings, 2.44%, 1/15/32  280,000 233

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NextEra Energy Capital Holdings, 3.00%, 1/15/52  265,000 190
NextEra Energy Capital Holdings, 5.00%, 7/15/32  70,000 71
NRG Energy, 4.45%, 6/15/29 (1) 115,000 104
NTT Finance, 1.591%, 4/3/28 (1) 295,000 255
NTT Finance, 2.065%, 4/3/31 (1) 200,000 168
Nucor, 3.125%, 4/1/32  90,000 79
NXP, 2.70%, 5/1/25  20,000 19
NXP, 3.15%, 5/1/27  40,000 37
NXP, 5.35%, 3/1/26  105,000 107
Oracle, 2.30%, 3/25/28  160,000 139
O'Reilly Automotive, 4.70%, 6/15/32  75,000 74
Pacific Gas & Electric, 2.10%, 8/1/27  105,000 89
Pacific Gas & Electric, 2.50%, 2/1/31  205,000 157
Pacific Gas & Electric, 4.55%, 7/1/30  195,000 173
Pacific Gas & Electric, 5.90%, 6/15/32  80,000 76
Parker-Hannifin, 4.25%, 9/15/27  135,000 134
Parker-Hannifin, 4.50%, 9/15/29  90,000 89
PerkinElmer, 1.90%, 9/15/28  185,000 157
PerkinElmer, 2.25%, 9/15/31  100,000 80
PerkinElmer, 3.30%, 9/15/29  99,000 88
Perrigo Finance Unlimited, 4.375%, 3/15/26  200,000 189
PNC Financial Services Group, 2.55%, 1/22/30  80,000 70
PNC Financial Services Group, VR, 4.626%, 6/6/33 (11) 165,000 156
Realty Income, 3.95%, 8/15/27  80,000 78
Regency Centers, 3.60%, 2/1/27  660,000 632
Reynolds American, 4.45%, 6/12/25  175,000 173
Rogers Communications, 3.20%, 3/15/27 (1) 99,000 94
Rogers Communications, 3.80%, 3/15/32 (1) 150,000 136
Rogers Communications, 4.55%, 3/15/52 (1) 70,000 61
Ross Stores, 1.875%, 4/15/31  260,000 207
Sabine Pass Liquefaction, 4.50%, 5/15/30  40,000 38
Sabine Pass Liquefaction, 5.00%, 3/15/27  545,000 544
Sabine Pass Liquefaction, 5.875%, 6/30/26  15,000 16
Santander Holdings USA, VR, 2.49%, 1/6/28 (11) 175,000 152
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (11) 545,000 488
SBA Tower Trust, 1.84%, 4/15/27 (1) 290,000 252
SBA Tower Trust, 2.328%, 1/15/28 (1) 40,000 35
SBA Tower Trust, 2.593%, 10/15/31 (1) 235,000 193
Sempra Energy, 3.70%, 4/1/29  75,000 70
Sherwin-Williams, 2.95%, 8/15/29  285,000 256
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1) 210,000 204
Southern California Edison, Series D, 4.70%, 6/1/27  170,000 170
Standard Chartered, VR, 2.608%, 1/12/28 (1)(11) 615,000 544
Standard Chartered, VR, 3.971%, 3/30/26 (1)(11) 200,000 193
Standard Chartered, VR, 4.644%, 4/1/31 (1)(11) 245,000 231
Starbucks, 3.00%, 2/14/32  85,000 75

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
T-Mobile USA, 2.05%, 2/15/28  275,000 238
T-Mobile USA, 2.70%, 3/15/32  80,000 67
T-Mobile USA, 3.75%, 4/15/27  1,225,000 1,170
Targa Resources, 4.95%, 4/15/52  23,000 20
Targa Resources Partners, 5.50%, 3/1/30  320,000 311
Targa Resources Partners, 6.875%, 1/15/29  90,000 92
Toronto-Dominion Bank, 4.456%, 6/8/32  70,000 69
Transcontinental Gas Pipe Line, 4.00%, 3/15/28  90,000 87
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  25,000 23
Transurban Finance, 2.45%, 3/16/31 (1) 535,000 436
Transurban Finance, 3.375%, 3/22/27 (1) 255,000 241
Trinity Acquisition, 4.40%, 3/15/26  195,000 192
Truist Financial, VR, 4.123%, 6/6/28 (11) 260,000 255
UBS Group, VR, 2.746%, 2/11/33 (1)(11) 200,000 161
UBS Group, VR, 4.751%, 5/12/28 (1)(11) 200,000 196
United Airlines PTT, Series 2019-2, Class A, 2.90%, 5/1/28  72,359 60
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32  45,503 38
UnitedHealth Group, 2.00%, 5/15/30  1,355,000 1,159
Utah Acquisition Sub, 3.95%, 6/15/26  380,000 357
Verizon Communications, 2.10%, 3/22/28  165,000 146
Verizon Communications, 2.355%, 3/15/32  343,000 280
Verizon Communications, 2.55%, 3/21/31  430,000 361
Verizon Communications, 2.65%, 11/20/40  220,000 158
Verizon Communications, 2.987%, 10/30/56  481,000 323
Visa, 2.00%, 8/15/50  315,000 206
Vistra Operations, 3.55%, 7/15/24 (1) 405,000 390
Vistra Operations, 5.125%, 5/13/25 (1) 250,000 249
Vodafone Group, 4.875%, 6/19/49  43,000 38
Vodafone Group, 5.25%, 5/30/48  150,000 140
Volkswagen Bank, 2.50%, 7/31/26 (EUR)  100,000 97
Volkswagen Group of America Finance, 1.625%, 11/24/27 (1) 245,000 208
Volkswagen Group of America Finance, 3.20%, 9/26/26 (1) 785,000 747
Volkswagen Group of America Finance, 4.60%, 6/8/29 (1) 200,000 193
Waste Connections, 4.20%, 1/15/33  135,000 129
Wells Fargo, 4.30%, 7/22/27  175,000 172
Wells Fargo, VR, 2.393%, 6/2/28 (11) 670,000 599
Wells Fargo, VR, 2.572%, 2/11/31 (11) 1,840,000 1,566
Wells Fargo, VR, 2.879%, 10/30/30 (11) 500,000 438
Westlake, 1.625%, 7/17/29 (EUR)  100,000 80
Woodside Finance, 3.65%, 3/5/25 (1) 240,000 233
Woodside Finance, 3.70%, 9/15/26 (1) 195,000 187
Woodside Finance, 3.70%, 3/15/28 (1)(9) 515,000 477
Workday, 3.50%, 4/1/27  75,000 72
Workday, 3.70%, 4/1/29  55,000 52
Xcel Energy, 3.40%, 6/1/30  255,000 235

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Xcel Energy, 4.60%, 6/1/32  115,000 114
Total Corporate Bonds (Cost $72,651) 65,272
EQUITY MUTUAL FUNDS 13.8%
T. Rowe Price Institutional Emerging Markets Equity Fund (2) 5,460,309 184,449
T. Rowe Price Multi-Strategy Total Return Fund - I Class (2) 7,545,249 72,736
T. Rowe Price Real Assets Fund - I Class (2) 8,769,054 117,242
T. Rowe Price U.S. Large-Cap Core Fund - I Class (2) 2,040,651 62,118
Total Equity Mutual Funds (Cost $436,684) 436,545
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.0%
NBN, 2.625%, 5/5/31 (1) 210,000 178
Total Foreign Government Obligations & Municipalities (Cost
$210) 178
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.6%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A,
ARM, 1M USD LIBOR + 0.88%, 3.25%, 9/15/34 (1) 167,534 164
Angel Oak Mortgage Trust, Series 2020-5, Class A3, CMO, ARM,
2.041%, 5/25/65 (1) 29,497 28
Angel Oak Mortgage Trust I, Series 2019-4, Class A3, CMO, ARM,
3.301%, 7/26/49 (1) 15,334 15
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, ARM, 1M
USD LIBOR + 1.25%, 3.641%, 9/15/32 (1) 120,000 117
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class D, ARM, 1M
USD LIBOR + 1.80%, 4.191%, 9/15/32 (1) 145,000 138
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX,
Class B, ARM, 1M USD LIBOR + 1.45%, 3.841%, 9/15/38 (1) 155,000 149
Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class
A20, CMO, ARM, 2.50%, 6/25/51 (1) 422,823 351
Bayview MSR Opportunity Master Fund Trust, Series 2021-4, Class
A20, CMO, ARM, 2.50%, 10/25/51 (1) 281,504 232
BBCCRE Trust, Series 2015-GTP, Class C, ARM, 4.70%,
8/10/33 (1) 340,000 320
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
USD LIBOR + 2.16%, 4.551%, 11/15/34 (1) 135,000 122
Benchmark Mortgage Trust, Series 2018-B1, Class AM, ARM,
3.878%, 1/15/51  130,000 123
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56 (1) 151,810 138

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BX Commercial Mortgage Trust, Series 2019-IMC, Class A, ARM,
1M USD LIBOR + 1.00%, 3.391%, 4/15/34 (1) 305,000 298
BX Commercial Mortgage Trust, Series 2021-21M, Class C, ARM,
1M USD LIBOR + 1.177%, 3.568%, 10/15/36 (1) 155,000 146
BX Commercial Mortgage Trust, Series 2022-CSMO, Class B,
ARM, 1M TSFR + 3.141%, 5.448%, 6/15/27 (1) 335,000 332
BX Trust, Series 2021-ARIA, Class B, ARM, 1M USD LIBOR +
1.297%, 3.688%, 10/15/36 (1) 220,000 207
BX Trust, Series 2021-ARIA, Class C, ARM, 1M USD LIBOR +
1.646%, 4.037%, 10/15/36 (1) 225,000 212
BX Trust, Series 2021-LGCY, Class C, ARM, 1M USD LIBOR +
1.004%, 3.395%, 10/15/23 (1) 180,000 168
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B,
ARM, 1M TSFR + 2.092%, 4.40%, 3/15/35 (1) 460,000 446
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class C,
ARM, 1M TSFR + 2.391%, 4.699%, 3/15/35 (1) 100,000 96
CIM Trust, Series 2021-INV1, Class A29, CMO, ARM, 2.50%,
7/1/51 (1) 278,869 234
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class AS,
3.915%, 4/14/50  126,713 120
Citigroup Commercial Mortgage Trust, Series 2020-555, Class B,
2.829%, 12/10/41 (1) 120,000 101
Citigroup Commercial Mortgage Trust, Series 2020-555, Class C,
3.031%, 12/10/41 (1) 100,000 83
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 116,462 102
Cold Storage Trust, Series 2020-ICE5, Class C, ARM, 1M USD
LIBOR + 1.65%, 4.041%, 11/15/37 (1) 113,044 110
COLT Mortgage Loan Trust, Series 2020-3, Class A1, CMO, ARM,
1.506%, 4/27/65 (1) 24,692 24
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO, ARM,
2.38%, 4/27/65 (1) 39,230 38
Commercial Mortgage Trust, Series 2015-CR24, Class AM, ARM,
4.028%, 8/10/48  120,000 116
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  126,168 123
Commercial Mortgage Trust, Series 2017-PANW, Class A, 3.244%,
10/10/29 (1) 480,000 460
Commercial Mortgage Trust, Series 2017-PANW, Class B, ARM,
3.527%, 10/10/29 (1) 170,000 162
Connecticut Avenue Securities, Series 2017-C02, Class 2ED3,
CMO, ARM, 1M USD LIBOR + 1.35%, 3.794%, 9/25/29  15,325 15
Connecticut Avenue Securities, Series 2017-C04, Class 2ED2,
CMO, ARM, 1M USD LIBOR + 1.10%, 3.544%, 11/25/29  254,808 253
Connecticut Avenue Securities, Series 2017-C06, Class 2ED1,
CMO, ARM, 1M USD LIBOR + 1.00%, 3.444%, 2/25/30  131,224 131

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Connecticut Avenue Securities, Series 2021-R03, Class 1M2,
CMO, ARM, SOFR30A + 1.65%, 3.833%, 12/25/41 (1) 170,000 160
Connecticut Avenue Securities, Series 2022-R01, Class 1M1,
CMO, ARM, SOFR30A + 1.00%, 3.183%, 12/25/41 (1) 106,392 105
Connecticut Avenue Securities, Series 2022-R02, Class 2M1,
CMO, ARM, SOFR30A + 1.20%, 3.383%, 1/25/42 (1) 526,287 523
Connecticut Avenue Securities, Series 2022-R03, Class 1M1,
CMO, ARM, SOFR30A + 2.10%, 4.283%, 3/25/42 (1) 270,948 271
Connecticut Avenue Securities, Series 2022-R04, Class 1M1,
CMO, ARM, SOFR30A + 2.00%, 4.183%, 3/25/42 (1) 217,827 217
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257%,
8/15/37 (1) 122,354 114
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class AS,
3.278%, 9/15/52  71,900 63
DBCG Mortgage Trust, Series 2017-BBG, Class A, ARM, 1M USD
LIBOR + 0.70%, 3.092%, 6/15/34 (1) 360,000 354
DC Office Trust, Series 2019-MTC, Class D, ARM, 3.174%,
9/15/45 (1) 285,000 226
Deephaven Residential Mortgage Trust, Series 2021-2, Class A2,
CMO, ARM, 1.209%, 4/25/66 (1) 80,943 73
Finance of America HECM Buyout, Series 2022-HB2, Class A1A,
ARM, 4.00%, 12/25/24 (1) 280,000 275
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO, ARM,
1M USD LIBOR + 0.85%, 3.294%, 3/25/50 (1) 45,085 42
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, CMO, ARM,
2.50%, 7/25/51 (1) 278,706 236
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57 (1) 19,546 18
Galton Funding Mortgage Trust, Series 2018-1, Class A33, CMO,
ARM, 3.50%, 11/25/57 (1) 75,838 71
Galton Funding Mortgage Trust, Series 2018-2, Class A22, CMO,
ARM, 4.00%, 10/25/58 (1) 14,815 14
Galton Funding Mortgage Trust, Series 2019-H1, Class A3, CMO,
ARM, 2.964%, 10/25/59 (1) 175,727 173
GCAT Trust, Series 2021-NQM4, Class A3, CMO, ARM, 1.556%,
8/25/66 (1) 98,015 84
Great Wolf Trust, Series 2019-WOLF, Class A, ARM, 1M USD
LIBOR + 1.034%, 3.425%, 12/15/36 (1) 225,000 220
Great Wolf Trust, Series 2019-WOLF, Class D, ARM, 1M USD
LIBOR + 1.933%, 4.324%, 12/15/36 (1) 190,000 181
GS Mortgage Securities Trust, Series 2019-GSA1, Class B,
3.511%, 11/10/52  390,000 342
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class
2A1, CMO, ARM, 1.945%, 7/25/44 (1) 3,489 3
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class
A14, CMO, ARM, 2.942%, 10/25/50 (1) 179,609 159

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
GS Mortgage-Backed Securities Trust, Series 2021-GR1, Class A4,
CMO, ARM, 2.50%, 11/25/51 (1) 215,031 177
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4,
CMO, ARM, 2.50%, 2/25/52 (1) 214,120 178
Hundred Acre Wood Trust, Series 2021-INV1, Class A27, CMO,
ARM, 2.50%, 7/25/51 (1) 343,360 282
Hundred Acre Wood Trust, Series 2021-INV2, Class A27, CMO,
ARM, 2.50%, 10/25/51 (1) 125,933 104
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1, CMO,
ARM, 1.073%, 9/25/56 (1) 101,357 85
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 80,000 79
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 53,719 48
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 62,314 59
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO, ARM,
3.598%, 12/25/50 (1) 162,367 140
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15, CMO,
ARM, 3.50%, 6/25/50 (1) 6,790 7
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 15,277 15
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A, CMO,
ARM, 3.27%, 6/25/50 (1) 162,792 149
KIND Trust, Series 2021-KIND, Class B, ARM, 1M USD LIBOR +
1.35%, 3.741%, 8/15/38 (1) 449,109 431
Mill City Mortgage Loan Trust, Series 2017-2, Class A1, ARM,
2.75%, 7/25/59 (1) 19,704 20
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-
C18, Class 300A, 3.749%, 8/15/31  125,000 118
MSCG Trust, Series 2018-SELF, Class A, ARM, 1M USD LIBOR +
0.90%, 3.291%, 10/15/37 (1) 235,000 230
New Economy Assets Phase 1 Sponsor, Series 2021-1, Class A1,
1.91%, 10/20/61 (1) 135,930 118
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class
A1, CMO, ARM, 2.71%, 11/25/59 (1) 116,746 110
New Residential Mortgage Loan Trust, Series 2021-INV2, Class A4,
CMO, ARM, 2.50%, 9/25/51 (1) 175,669 144
OBX Trust, Series 2019-EXP2, Class 1A3, CMO, ARM, 4.00%,
6/25/59 (1) 41,106 39
OBX Trust, Series 2019-EXP3, Class 1A8, CMO, ARM, 3.50%,
10/25/59 (1) 30,712 29
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%,
2/25/60 (1) 135,364 126
OBX Trust, Series 2021-NQM3, Class A1, CMO, ARM, 1.054%,
7/25/61 (1) 154,108 127

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.445%, 4/25/43  87,901 84
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.804%, 8/25/47 (1) 113,241 104
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 27,687 27
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO, ARM,
3.50%, 3/25/48 (1) 7,789 7
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 18,087 18
Sequoia Mortgage Trust, Series 2018-CH4, Class A2, CMO, ARM,
4.00%, 10/25/48 (1) 6,204 6
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 9,869 10
SG Residential Mortgage Trust, Series 2022-1, Class A1, CMO,
ARM, 3.166%, 3/27/62 (1) 245,366 229
SMRT, Series 2022-MINI, Class C, ARM, 1M TSFR + 1.55%,
3.858%, 1/15/39 (1) 285,000 273
Structured Agency Credit Risk Debt Notes, Series 2020-DNA2,
Class M2, CMO, ARM, 1M USD LIBOR + 1.85%, 4.294%,
2/25/50 (1) 287,353 288
Structured Agency Credit Risk Debt Notes, Series 2021-DNA2,
Class M2, CMO, ARM, SOFR30A + 2.30%, 4.483%, 8/25/33 (1) 125,000 123
Structured Agency Credit Risk Debt Notes, Series 2021-DNA7,
Class M2, CMO, ARM, SOFR30A + 1.80%, 3.983%, 11/25/41 (1) 165,000 155
Structured Agency Credit Risk Debt Notes, Series 2022-DNA1,
Class M1B, CMO, ARM, SOFR30A + 1.85%, 4.033%, 1/25/42 (1) 270,000 259
Structured Agency Credit Risk Debt Notes, Series 2022-DNA2,
Class M1B, CMO, ARM, SOFR30A + 2.40%, 4.583%, 2/25/42 (1) 650,000 634
Structured Agency Credit Risk Debt Notes, Series 2022-DNA3,
Class M1A, CMO, ARM, SOFR30A + 2.00%, 4.183%, 4/25/42 (1) 172,448 173
Structured Agency Credit Risk Debt Notes, Series 2022-DNA5,
Class M1A, CMO, ARM, SOFR30A + 2.95%, 5.133%, 6/25/42 (1) 411,604 422
Toorak Mortgage, Series 2021-INV1, Class A1, CMO, ARM,
1.153%, 7/25/56 (1) 146,561 132
Towd Point Mortgage Trust, Series 2016-1, Class A3B, ARM,
3.00%, 2/25/55 (1) 1,858 2
Towd Point Mortgage Trust, Series 2017-1, Class A1, ARM, 2.75%,
10/25/56 (1) 8,263 8
Towd Point Mortgage Trust, Series 2017-2, Class A1, ARM, 2.75%,
4/25/57 (1) 8,611 9
Towd Point Mortgage Trust, Series 2017-5, Class A1, ARM, 1M
USD LIBOR + 0.60%, 3.044%, 2/25/57 (1) 19,984 20
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO, ARM,
2.50%, 9/25/51 (1) 224,687 185
Verus Securitization Trust, Series 2019-4, Class A1, CMO, STEP,
2.642%, 11/25/59 (1) 28,180 28

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Verus Securitization Trust, Series 2019-INV2, Class A2, CMO,
ARM, 3.117%, 7/25/59 (1) 107,047 106
Verus Securitization Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.889%, 3/25/60 (1) 100,000 97
Verus Securitization Trust, Series 2021-5, Class A2, CMO, ARM,
1.218%, 9/25/66 (1) 137,754 118
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class
AS, 3.184%, 7/15/48  370,000 343
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class
B, 4.025%, 9/15/50  615,000 576
Wells Fargo Commercial Mortgage Trust, Series 2019-JWDR,
Class A, ARM, 2.584%, 9/15/31 (1) 100,000 90
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1,
Class A17, CMO, ARM, 3.00%, 5/25/50 (1) 25,482 22
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class AS,
ARM, 4.069%, 9/15/57  230,000 225
Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.526%,
11/10/36 (1) 230,000 206
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$18,936) 17,592
PRIVATE INVESTMENT COMPANIES 2.0%
Blackstone Partners Offshore Fund (4)(7) 29,350 63,716
Total Private Investment Companies (Cost $45,663) 63,716
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 1.7%
U.S. Government Agency Obligations 1.2%
Federal Home Loan Mortgage
2.50%, 4/1/30  72,224 69
3.00%, 12/1/42 - 2/1/47  489,138 463
3.50%, 8/1/42 - 3/1/46  531,220 515
4.00%, 10/1/40 - 12/1/41  115,922 116
4.50%, 6/1/39 - 5/1/42  160,163 164
5.00%, 1/1/24 - 8/1/40  46,621 49
5.50%, 1/1/40  98 —
6.00%, 3/1/33 - 8/1/38  45,274 49
6.50%, 3/1/32 - 9/1/32  3,445 3
7.00%, 6/1/32  432 —
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.725%, 3.975%, 7/1/35  464 —
12M USD LIBOR + 1.785%, 2.035%, 2/1/37  822 1
12M USD LIBOR + 1.829%, 2.204%, 2/1/37  5,306 5
12M USD LIBOR + 1.842%, 2.091%, 1/1/37  4,069 4

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  116,924 18
Federal Home Loan Mortgage, UMBS
2.00%, 3/1/42 - 5/1/52  4,591,260 3,964
2.50%, 3/1/42 - 5/1/52  3,352,602 3,006
3.00%, 5/1/31 - 12/1/50  875,713 829
3.50%, 11/1/47 - 11/1/50  354,869 343
4.00%, 1/1/50 - 5/1/52  262,588 258
4.50%, 5/1/50  28,290 28
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  46,670 43
3.50%, 6/1/42 - 5/1/46  355,812 344
4.00%, 11/1/40  137,775 136
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.77%, 2.145%, 12/1/35  717 1
12M USD LIBOR + 1.892%, 2.142%, 12/1/35  1,815 2
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  757 —
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  1,142,176 1,011
2.00%, 4/1/42 - 3/1/52  6,239,575 5,386
2.50%, 8/1/30 - 3/1/52  5,451,968 4,951
3.00%, 1/1/27 - 4/1/51  4,461,685 4,226
3.50%, 2/1/35 - 1/1/52  2,839,511 2,760
4.00%, 11/1/40 - 12/1/49  1,941,889 1,933
4.50%, 7/1/39 - 5/1/50  965,799 979
5.00%, 9/1/23 - 8/1/52  603,307 625
5.50%, 9/1/23 - 9/1/41  265,682 283
6.00%, 2/1/33 - 1/1/41  239,075 254
6.50%, 7/1/32 - 5/1/40  76,436 83
UMBS, TBA (12)
2.00%, 9/1/52  1,715,000 1,475
2.50%, 9/1/52  1,240,000 1,107
4.00%, 9/1/52  145,000 142
4.50%, 9/1/52  1,060,000 1,054
5.00%, 9/1/52  1,365,000 1,377
38,056
U.S. Government Obligations 0.5%
Government National Mortgage Assn.
2.00%, 3/20/51 - 5/20/52  2,302,101 2,048
2.50%, 8/20/50 - 3/20/52  2,987,655 2,731
3.00%, 9/15/42 - 6/20/52  2,389,498 2,259
3.50%, 12/20/42 - 4/20/48  2,067,145 2,013
4.00%, 7/20/42 - 10/20/50  809,554 805
4.50%, 11/20/39 - 9/20/47  390,323 400
5.00%, 7/20/39 - 6/20/48  471,653 487
5.50%, 1/20/36 - 3/20/49  328,052 347
6.00%, 12/20/38  17,620 19

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
6.50%, 3/15/26  345 —
8.00%, 10/20/25  34 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  31,308 30
3.50%, 10/20/50  135,000 126
Government National Mortgage Assn., CMO, IO
3.50%, 5/20/43  26,372 4
4.00%, 5/20/37 - 2/20/43  27,171 2
4.50%, 12/20/39  33 —
Government National Mortgage Assn., TBA (12)
2.00%, 9/20/51  260,000 230
3.00%, 9/20/52  525,000 493
4.00%, 10/20/52  150,000 148
4.50%, 9/20/52  595,000 595
5.00%, 9/20/52  1,255,000 1,272
5.50%, 9/20/52  685,000 702
14,711
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $55,991) 52,767
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 2.3%
U.S. Treasury Obligations 2.3%
U.S. Treasury Bonds, 1.875%, 11/15/51  655,400 477
U.S. Treasury Bonds, 2.25%, 2/15/52  5,810,000 4,643
U.S. Treasury Bonds, 2.375%, 2/15/42  4,010,000 3,325
U.S. Treasury Bonds, 2.875%, 5/15/52  4,396,700 4,053
U.S. Treasury Bonds, 3.00%, 8/15/52  4,900,000 4,646
U.S. Treasury Bonds, 3.25%, 5/15/42  1,835,000 1,755
U.S. Treasury Notes, 0.125%, 2/15/24  6,480,000 6,173
U.S. Treasury Notes, 0.25%, 3/15/24  655,600 624
U.S. Treasury Notes, 0.25%, 5/15/24  5,415,000 5,127
U.S. Treasury Notes, 0.25%, 6/15/24  5,015,000 4,735
U.S. Treasury Notes, 0.375%, 7/15/24  1,700,000 1,606
U.S. Treasury Notes, 0.375%, 9/15/24  2,805,000 2,634
U.S. Treasury Notes, 0.625%, 10/15/54  3,800,000 3,580
U.S. Treasury Notes, 1.00%, 12/15/24  2,435,000 2,303
U.S. Treasury Notes, 1.125%, 1/15/25  6,010,000 5,688
U.S. Treasury Notes, 1.75%, 3/15/25  5,030,000 4,819
U.S. Treasury Notes, 2.75%, 7/31/27  3,085,000 3,002
U.S. Treasury Notes, 3.00%, 7/15/25 (13) 8,135,000 8,027

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 3.25%, 6/30/27  6,110,000 6,080
73,297
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $76,972) 73,297
SHORT-TERM INVESTMENTS 2.6%
Money Market Funds 2.6%
T. Rowe Price Treasury Reserve Fund, 2.37% (2)(14) 83,596,520 83,597
Total Short-Term Investments (Cost $83,597) 83,597
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 2.36% (2)(14) 15,154,406 15,154
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 15,154
Total Securities Lending Collateral (Cost $15,154) 15,154
Total Investments in Securities 100.6%
(Cost $2,632,812) $ 3,177,941
Other Assets Less Liabilities (0.6)% (17,905)
Net Assets 100.0% $ 3,160,036
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$41,446 and represents 1.3% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) Non-income producing
(5) All or a portion of this security is pledged to cover or as collateral for written call options at August 31, 2022.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

.
.
.
.
.
.
.
.
.
.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$13,608 and represents 0.4% of net assets.
(7) Level 3 in fair value hierarchy.
(8) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(9) All or a portion of this security is on loan at August 31, 2022.
(10) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(11) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(12) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $8,595 and represents 0.3% of net assets.
(13) At August 31, 2022, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(14) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DKK Danish Krone
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
HKD Hong Kong Dollar

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

.
.
.
.
.
.
.
.
.
.
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
ISK Iceland Krona
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.2)%
Exchange-Traded Options Written (0.2)%
Description Contracts
Notional
Amount $ Value
S&P 500 Index, Call, 10/21/22 @ $4,025.00 494 195,377 (5,004)
Total Options Written (Premiums $(6,228)) $ (5,004)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold
(Relevant Credit: Barclays Bank, A*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR) * 48 — 1 (1)
Total Bilateral Credit Default Swaps, Protection Sold 1 (1)
Total Bilateral Swaps 1 (1)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: Republic
of Indonesia, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default, 6/21/27 1,168 (7) 3 (10)
Protection Sold (Relevant Credit: United
Mexican States, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default, 6/21/27 2,912 (72) (12) (60)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (70)
Total Centrally Cleared Swaps (70)
Net payments (receipts) of variation margin to date 67
Variation margin receivable (payable) on centrally cleared swaps $ (3)
* Credit ratings as of August 31, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 11/25/22 USD 138 EUR 134 $ 3
State Street 11/25/22 USD 136 EUR 132 3
UBS Investment Bank 11/25/22 USD 276 EUR 267 6
Net unrealized gain (loss) on open forward
currency exchange contracts $ 12

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 158 MSCI EAFE Index contracts 9/22 (14,434) $ 544
Long, 313 S&P 500 E-Mini Index contracts 9/22 61,919 (3,664)
Long, 75 U.S. Treasury Long Bond contracts 12/22 10,188 (3)
Short, 30 U.S. Treasury Notes five year contracts 12/22 (3,325) (3)
Long, 143 U.S. Treasury Notes ten year contracts 12/22 16,718 (52)
Short, 26 U.S. Treasury Notes two year contracts 12/22 (5,417) 8
Long, 20 Ultra U.S. Treasury Bonds contracts 12/22 2,990 36
Long, 28 Ultra U.S. Treasury Notes ten year contracts 12/22 3,505 (7)
Net payments (receipts) of variation margin to date 2,681
Variation margin receivable (payable) on open futures contracts $ (460)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I
Class, 16.00%  $ — $ — $ —
T. Rowe Price Institutional Emerging Markets
Bond Fund, 6.48%  — (2,729) 525
T. Rowe Price Institutional Emerging Markets
Equity Fund  — (12,996) —
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 5.89%  (627) 487 440
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 7.44%  (260) (1,643) 569
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 2.44%  (842) (1,433) 373
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class, 14.81%  (971) 557 —
T. Rowe Price Multi-Strategy Total Return Fund - I
Class  — 302 —
T. Rowe Price Real Assets Fund - I Class  — (12,900) —
T. Rowe Price U.S. Large-Cap Core Fund - I Class  — (2,332) —
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 3.32%  — (3,164) 503
T. Rowe Price Government Reserve Fund, 2.36% — — —++
T. Rowe Price Treasury Reserve Fund, 2.37% — — 287
Totals $ (2,700)# $ (35,851) $ 2,697+

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
08/31/22
T. Rowe Price Inflation
Protected Bond Fund - I Class,
16.00%  $ 6 $ — $ — $ 6
T. Rowe Price Institutional
Emerging Markets Bond Fund,
6.48%  38,399 2,025 — 37,695
T. Rowe Price Institutional
Emerging Markets Equity Fund  197,445 — — 184,449
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class, 5.89%  38,237 440 8,947 30,217
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
7.44%  40,287 569 2,260 36,953
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 2.44%  77,455 373 6,342 70,053
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class, 14.81%  41,152 — 41,621 88
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  72,434 — — 72,736
T. Rowe Price Real Assets Fund
- I Class  114,242 15,900 — 117,242
T. Rowe Price U.S. Large-Cap
Core Fund - I Class  — 64,450 — 62,118
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I Class,
3.32%  73,207 2,918 — 72,961
T. Rowe Price Treasury Reserve
Fund, 2.37% 21,029  ¤  ¤ 83,597
T. Rowe Price Government
Reserve Fund, 2.36% 15,062  ¤  ¤ 15,154
Total $ 783,269^

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2,697 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $833,101.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Moderate Growth Allocation Fund  (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Committee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 224,564 $ — $ 224,564
Bond Mutual Funds 247,973 — — 247,973
Common Stocks 1,580,801 511,327 3,483 2,095,611
Convertible Preferred Stocks — 670 10,111 10,781
Equity Mutual Funds 436,545 — — 436,545
Private Investment Companies — — 63,716 63,716
Short-Term Investments 83,597 — — 83,597
Securities Lending Collateral 15,154 — — 15,154
Total Securities 2,364,070 736,561 77,310 3,177,941
Swaps — — — —
Forward Currency Exchange
Contracts — 12 — 12
Futures Contracts* 588 — — 588
Total $ 2,364,658 $ 736,573 $ 77,310 $ 3,178,541
Liabilities
Options Written $ — $ 5,004 $ — $ 5,004
Swaps* — 70 — 70
Futures Contracts* 3,729 — — 3,729
Total $ 3,729 $ 5,074 $ — $ 8,803

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period  ended
August 31, 2022 . Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at August 31, 2022 , totaled  $ (4,554,000)  for the period  ended
August 31, 2022 .
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government &
Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
8/31/22
Investment in Securities
Common Stocks $ 3,002 $ 481 $ — $ — $ 3,483
Convertible Preferred Stocks 10,219 (226) 118 — 10,111
Private Investment Companies 86,078 1,638 — (24,000) 63,716
Total $ 99,299 $ 1,893 $ 118 $ (24,000) $ 77,310

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F103-054Q1 08/22